CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 10,378	$ 17,926
Pledged bank deposits	4,750	76,970
Trade accounts and bills receivable, net	74,757	86,852
Inventories	106,674	116,309
Due from related parties	98,957	102,461
Other current assets	79,151	89,458
Total current assets	374,667	489,976
Property, plant and equipment, net	2,009,474	2,076,865
Land use rights	221,237	223,602
Investments in associates	110,335	116,705
Other non-current assets	43,886	47,815
Total assets	2,759,599	2,954,963
Current liabilities
Short-term borrowings and current portion of long-term borrowings	2,799,355	2,839,331
Bills payable	56,392	97,998
Trade accounts payable	248,532	248,967
Advance payments from customers, current portion	88,868	94,096
Accrued expenses and other payables	1,009,566	969,999
Due to related parties	68,263	68,927
Convertible senior notes	380,365	1,616
Obligations under capital leases, current portion	82,718	62,771
Other current liabilities	5,068	5,781
Total current liabilities	4,739,127	4,389,486
Convertible Senior Notes	309,850	703,371
Obligations under capital leases, excluding current portion	0	18,468
Other liabilities	150,528	156,005
Total liabilities	5,199,505	5,267,330
LDK Solar CO., Ltd. shareholders' deficit
Ordinary shares (US$0.10 par value; 5,000,000,000 shares authorized; 242,210,384 and 312,113,383 shares issued; 241,868,739 and 311,772,098 shares outstanding as of December 31, 2014 and June 30, 2015, respectively)	31,177	24,187
Additional paid-in capital	860,314	853,908
Statutory reserve	75,780	75,780
Accumulated other comprehensive income	210,356	212,126
Accumulated deficit	(3,619,665)	(3,478,498)
Total LDK Solar CO., Ltd. shareholders' deficit	(2,442,038)	(2,312,497)
Non-controlling interests	2,132	130
Total deficit	$ (2,439,906)	$ (2,312,367)
Commitments and contingencies
Total liabilities and deficit	$ 2,759,599	$ 2,954,963